Other financial assets	12 Months Ended
Mar. 31, 2023
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Other financial assets

12. Other financial assets

	As at March 31,
	2022		2023
Non-current
Security deposits	₹	1,396	₹	1,566
Finance lease receivables		4,262		4,742
Others		426		22
	₹	6,084	₹	6,330
Current
Security deposits	₹	1,513	₹	1,549
Dues from officers and employees		1,301		735
Interest receivables		1,835		386
Finance lease receivables		5,065		5,672
Deposit in interim dividend account		27,410		-
Others		5,790		754
	₹	42,914	₹	9,096
	₹	48,998	₹	15,426

Finance lease receivables

Finance lease receivables consist of assets that are leased to customers for a contract term normally ranging 1 to 5 years, with lease payments due in monthly or quarterly installments. Details of finance lease receivables are given below:

	Minimum lease payments				Present value of minimum lease payments
	As at March 31,
	2022		2023		2022		2023

Not later than one year	₹	5,223	₹	6,031	₹	5,065	₹	5,672
Later than one year but not later than five years		4,504		5,008		4,262		4,742
Gross investment in lease	₹	9,727	₹	11,039	₹	9,327	₹	10,414
Less: Unearned finance income		(400)		(625)		-		-
Present value of minimum lease payment receivables	₹	9,327	₹	10,414	₹	9,327	₹	10,414

Non-current					₹	4,262	₹	4,742
Current						5,065		5,672